Segment Reporting, including Geographic Area Data and Major Customers - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Dec. 26, 2012 ProPay	Aug. 08, 2012 Central Payment Co., LLC
Segment Reporting Information [Line Items]
Business acquisition, cash paid			$ 123,700,000	$ 66,000,000
Business acquisition percent of acquisition				60.00%
Entity-wide revenue, major customer, number	1	1
Entity-wide revenue, major customer, amount	$ 210,900,000	$ 221,000,000
Percentage of total revenues, by major customer	11.70%	12.90%